Other receivables and assets (Gross amounts of other receivables denominated) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 2,522,445	¥ 2,176,805
RMB
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	1,945,945	1,943,568
S$
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	102,484	86,422
US$
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	16,585	11,898
PKR
Gross amounts of other receivables denominated [line items]
Gross amounts of other receivables	¥ 457,431	¥ 134,917